Debt Consists of the following (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Debt Consists of the following
Notes payable,		$ 50,000
Convertible note payable,	50,000
Discount	(50,000)
Amortization of discounts	9,000
Total convertible notes payable, net of discount	$ 9,000